Employee Incentives - Schedule of Cash Restricted Stock Units Activity (Details) - Cash Restricted Stock Units shares in Millions	12 Months Ended
Dec. 26, 2020 shares
Compensation Related Costs [Line Items]
Number of Units, Beginning Balance	5.2
Number of Units, Grants	9.7
Number of Units, Vested	(2.5)
Number of Units, Forfeited	(1.0)
Number of Units, Converted into Class A Share RSUs	(11.4)